Exhibit 99.1

World Omni Auto Receivables Trust 2022-D
Monthly Servicer Certificate
August 31, 2025

Dates Covered
Collections Period	08/01/25 - 08/31/25
Interest Accrual Period	08/15/25 - 09/14/25
30/360 Days	30
Actual/360 Days	31
Distribution Date	09/15/25

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 07/31/25	277,724,416.90	17,669
Yield Supplement Overcollateralization Amount 07/31/25	19,710,501.79	0
Receivables Balance 07/31/25	297,434,918.69	17,669
Principal Payments	13,467,328.13	585
Defaulted Receivables	285,313.71	13
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 08/31/25	18,327,127.66	0
Pool Balance at 08/31/25	265,355,149.19	17,071

Pool Statistics	$ Amount	# of Accounts
Pool Factor	24.53%
Prepayment ABS Speed	1.10%
Aggregate Starting Principal Balance	1,156,658,989.82	50,043

Delinquent Receivables:
Past Due 31-60 days	5,705,142.51	259
Past Due 61-90 days	2,180,248.30	87
Past Due 91-120 days	578,858.60	24
Past Due 121+ days	0.00	0
Total	8,464,249.41	370

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.98%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.97%
Delinquency Trigger Occurred	NO

Recoveries	209,599.84
Aggregate Net Losses/(Gains) - August 2025	75,713.87
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.31%
Prior Net Losses/(Gains) Ratio	0.16%
Second Prior Net Losses/(Gains) Ratio	0.58%
Third Prior Net Losses/(Gains) Ratio	-0.06%
Four Month Average	0.25%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.71%

Overcollateralization Target Amount	5,106,453.81
Actual Overcollateralization	5,106,453.81
Weighted Average Contract Rate	5.26%
Weighted Average Contract Rate, Yield Adjusted	10.20%
Weighted Average Remaining Term	34.12

Flow of Funds	$ Amount
Collections	14,949,560.92
Investment Earnings on Cash Accounts	22,492.34
Servicing Fee	(247,862.43)
Transfer to Collection Account	-
Available Funds	14,724,190.83

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	1,066,957.23
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	-
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	-
(7) Noteholders' Third Priority Principal Distributable Amount	7,262,813.90
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,106,453.81
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	1,287,965.89

Total Distributions of Available Funds	14,724,190.83

Servicing Fee	247,862.43
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	975,300,000.00
Original Class B	30,630,000.00
Original Class C	15,360,000.00

Total Class A, B, & C
Note Balance @ 08/15/25	272,617,963.09
Principal Paid	12,369,267.71
Note Balance @ 09/15/25	260,248,695.38

Class A-1
Note Balance @ 08/15/25	0.00
Principal Paid	0.00
Note Balance @ 09/15/25	0.00
Note Factor @ 09/15/25	0.0000000%

Class A-2a
Note Balance @ 08/15/25	0.00
Principal Paid	0.00
Note Balance @ 09/15/25	0.00
Note Factor @ 09/15/25	0.0000000%

Class A-2b
Note Balance @ 08/15/25	0.00
Principal Paid	0.00
Note Balance @ 09/15/25	0.00
Note Factor @ 09/15/25	0.0000000%

Class A-3
Note Balance @ 08/15/25	127,007,963.09
Principal Paid	12,369,267.71
Note Balance @ 09/15/25	114,638,695.38
Note Factor @ 09/15/25	37.3586311%

Class A-4
Note Balance @ 08/15/25	99,620,000.00
Principal Paid	0.00
Note Balance @ 09/15/25	99,620,000.00
Note Factor @ 09/15/25	100.0000000%

Class B
Note Balance @ 08/15/25	30,630,000.00
Principal Paid	0.00
Note Balance @ 09/15/25	30,630,000.00
Note Factor @ 09/15/25	100.0000000%

Class C
Note Balance @ 08/15/25	15,360,000.00
Principal Paid	0.00
Note Balance @ 09/15/25	15,360,000.00
Note Factor @ 09/15/25	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	1,066,957.23
Total Principal Paid	12,369,267.71
Total Paid	13,436,224.94

Class A-1
Coupon	4.42600%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	5.51000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month SOFR	4.34270%
Coupon	5.19270%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	5.61000%
Interest Paid	593,762.23
Principal Paid	12,369,267.71
Total Paid to A-3 Holders	12,963,029.94

Class A-4
Coupon	5.70000%
Interest Paid	473,195.00
Principal Paid	0.00
Total Paid to A-4 Holders	473,195.00

Class B
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to B Holders	0.00

Class C
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to C Holders	0.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	1.0447152
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	12.1114157
Total Distribution Amount	13.1561309

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	1.9349613
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	40.3091563
Total A-3 Distribution Amount	42.2441176

A-4 Interest Distribution Amount	4.7500000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	4.7500000

B Interest Distribution Amount	0.0000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.0000000

C Interest Distribution Amount	0.0000000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	0.0000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	587.17
Noteholders' Principal Distributable Amount	412.83

Account Balances	$ Amount
Reserve Account
Balance as of 08/15/25	5,106,453.81
Investment Earnings	18,497.16
Investment Earnings Paid	(18,497.16)
Deposit/(Withdrawal)	-
Balance as of 09/15/25	5,106,453.81
Change	-

Required Reserve Amount	5,106,453.81

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$1,965,265.41	$2,269,654.25	$1,590,385.46
Number of Extensions	88	106	69
Ratio of extensions to Beginning of Period Receivables Balance	0.66%	0.72%	0.48%